Financial Risk Management - Summary of Valuation Inputs and Relationships to Fair Value (Detail)	12 Months Ended
Jun. 30, 2018 AUD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Face value	$ 1.00
Convertible Notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Convertible note	6,645,832
Face value	$ 13,750,828
Interest rate of note	3.00%
Risk adjusted interest rate	15.00%